FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
Disclosure Of Financials Instruments [Abstract]
Financial Instruments
NOTE 23. FINANCIAL INSTRUMENTS
23.1 Classification
Arauco’s financial instruments as of December 31, 2021 and as of December 31, 2020, are displayed in the table below. Regarding those instruments valued at an amortized cost, an estimation of their fair value is displayed for informational purposes.

Financial Instruments	December 2021		December 2020
Thousands of dollars	Carrying amount	Fair Value	Carrying amount	Fair Value
Financial assets at fair value through profit or loss (held for trading)	230,068	230,068	199,771	199,771
Derivatives (1)	—	—	29	29
Mutual funds (2)	230,068	230,068	199,742	199,742

Financial assets at amortized cost	1,783,643	1,783,643	1,625,235	1,625,235
Cash and cash equivalents (amortized cost)	781,032	781,032	864,972	864,972
Cash	529,076	529,076	357,453	357,453
Time deposits	251,956	251,956	507,519	507,519
Accounts Receivable (net)	994,261	994,261	753,987	753,987
Trade and other receivables	829,097	829,097	647,719	647,719
Lease receivable	27	27	147	147
Several debtors	32,542	32,542	18,694	18,694
Other receivables	46,218	46,218	55,325	55,325
Advance payments	86,377	86,377	32,102	32,102
Accounts receivable due from related parties	5,559	5,559	6,274	6,274
Other financial assets (3)	2,791	2,791	2	2

Hedging assets	13,599	13,599	30,714	30,714

Financial liabilities at amortized cost (4)	6,317,598	6,114,417	6,824,202	7,641,425
Bonds issued denominated in U.S. Dollars	3,392,010	3,161,062	3,519,027	3,970,081
Bonds issued denominated in U.F. (5)	1,034,023	1,024,721	1,188,917	1,458,106
Bank Loans in U.S. Dollars	454,652	463,308	741,669	770,551
Bank Loans in other currencies	537,304	565,717	532,591	600,689
Lease liabilities	163,304	163,304	211,755	211,755
Trade and other payables	733,728	733,728	626,504	626,504
Accounts payable to related parties	2,577	2,577	3,739	3,739

Financial liabilities at fair value through profit or loss	133	133	74	74

Hedging Liabilities	296,183	296,183	39,586	39,586

(1)	The derivatives are presented in the line item “other financial assets” in the consolidated statements of financial position.
(2)
Although mutual funds are measured at fair value through profit or loss for purposes of the consolidated statements of financial position mutual funds are classified as “Cash and cash equivalents” due to the are highly liquid short-term investment.

(3)	Corresponds to the balance of assets from margin call for current derivatives (collateral).
(4)
Financial liabilities measured at amortized cost, other than “Trade and other payables”, “Accounts payable to related parties” and derivatives are presented in the consolidated statements of financial position in the line item “Other financial liabilities” as current and non-current
based on their maturity.

(5)	The Unidad de Fomento (“U.F.”) is a unit of account that is linked to, and is adjusted daily to reflect changes in the Chilean consumer price index.
23.2 Fair Value Hierarchy of Financial Assets and Liabilities
The assets and liabilities measured at fair value in the consolidated statements of financial position as of December 31, 2021 and as of December 31, 2020, have been measured based on the valuation methodologies provided in IFRS 13. The methodologies applied for each financial instrument are classified according to their hierarchy as follows:

•	Level 1: Securities or quoted prices in active markets for identical assets and liabilities

•	Level 2: Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

•	Level 3: Inputs for the assets or liabilities that are not based on observable market data (unobservable inputs).

Fair Value	December 2021 ThU.S.$	Level 1 ThU.S.$	Level 2 ThU.S.$	Level 3 ThU.S.$
Financial assets at fair value
Mutual Funds	230,068	230,068	—	—

Hedging assets	13,599	—	13,599	—

Financial liabilities at fair value through profit or loss	133	—	133	—

Hedging liabilities	296,183	—	296,183	—

Fair Value	December 2020 ThU.S.$	Level 1 ThU.S.$	Level 2 ThU.S.$	Level 3 ThU.S.$
Financial assets at fair value
Derivatives	29	—	29	—
Mutual Funds	199,742	199,742	—	—

Hedging assets	30,714	—	30,714	—

Financial liabilities at fair value through profit or loss	74	—	74	—

Hedging liabilities	39,586	—	39,586	—
At the closing date of these consolidated financial statements, there have been no transfers between the different hierarchy levels.
23.3 Explanation of the valuation of Financial Instruments.
Cash and cash equivalent and accounts receivable
The carrying amount of accounts receivable, cash and cash equivalents (including mutual funds), and other financial assets and liabilities approximate their fair value due to the short-term nature of such instruments.
Derivative financial instruments
Arauco’s current derivatives are valued under the cash flow discount method. These flows are discounted at the rate applicable according to the transaction’s and counterparties’ risk, using an internal methodology based on the information obtained from Bloomberg.
Given thath our cross-currency swaps correspond to future flows in UF, U.S. dollars and Euros, Arauco calculates the current value of such flows by using the UF zero coupon curve, Dollar zero coupon and the Euro zero coupon.
The fair value of the interest rate swap contracts is calculated by reference to the rate differential between the agreed upon rate and the market rate as of the end date of these financial statements.
The fair value of the currency forward contracts is calculated by reference to the current forward exchange rates of contracts with similar maturity profiles.
The fair value of zero cost collar contracts is calculated by reference to the price differential between the agreed price range and the market price of the hedge’s object.
The counterparty risk uses the
Z-Spread
obtained from the curve of the bonds issued by counterparties, and they are deducted from each flow as appropriate.
Financial Liabilities
The fair value of bonds issued was determined with reference to quoted market prices as they have standard terms and conditions.
The fair value of bank loans was determined based on discounted cash flow analysis applying the corresponding discount yield curves to the remaining term to maturity.
Disclosures of the fair value of financial liabilities at amortized cost are determined via the use of discounted cash flows, calculated over variables of the observable markets as of the date of informing the consolidated financial statements, and correspond to Level 2 of the fair value hierarchy.
The following table sets forth a reconciliation between the financial liabilities and the consolidated statements of financial position as of December 31, 2021 and as of December 31, 2020:

Thousands of dollars	December 2021
	Up to 90 days	From 91 days to 1 year	Other current financial liabilities, Total	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Other non- current financial liabilities, Total	Total
Bonds obligations	29,114	61,257	90,371	574,850	257,362	3,503,450	4,335,662	4,426,033
Bank loans	29,658	219,177	248,835	227,008	325,244	190,869	743,121	991,956
Swap and Forward	235	—	235	296,081	—	—	296,081	296,316

Other Financial Liabilities, Total (a)	59,007	280,434	339,441	1,097,939	582,606	3,694,319	5,374,864	5,714,305

Thousands of dollars	December 2021
	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Lease liabilities	13,204	36,399	49,603	44,459	26,083	43,159	113,701	163,304

Lease liabilities, Total (b)	13,204	36,399	49,603	44,459	26,083	43,159	113,701	163,304

Thousands of dollars	December 2021
	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Trades and other payables	725,188	6,268	731,456	2,272	—	—	2,272	733,728
Accounts payable to related companies	2,577	—	2,577	—	—	—	—	2,577

Accounts Payable, Total (c)	727,765	6,268	734,033	2,272	—	—	2,272	736,305

Financial Liabilities, Total (a) + (b) + (c)	799,976	323,101	1,123,077	1,144,670	608,689	3,737,478	5,490,837	6,613,914

Thousands of dollars	December 2020
	Up to 90 days	From 91 days to 1 year	Other current financial liabilities, Total	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Other non- current financial liabilities, Total	Total
Bonds obligations	32,053	58,871	90,924	214,092	584,344	3,818,584	4,617,020	4,707,944
Bank loans	30,774	184,660	215,434	473,233	335,247	250,346	1,058,826	1,274,260
Swap and Forward	778	—	778	38,882	—	—	38,882	39,660

Other Financial Liabilities, Total (a)	63,605	243,531	307,136	726,207	919,591	4,068,930	5,714,728	6,021,864

Thousands of dollars	December 2020
	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Lease liabilities	18,631	45,009	63,640	85,964	21,906	40,245	148,115	211,755

Lease liabilities, Total (b)	18,631	45,009	63,640	85,964	21,906	40,245	148,115	211,755

Thousands of dollars	December 2020
	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Trades and other payables	585,428	41,076	626,504	—	—	—	—	626,504
Accounts payable to related companies	3,739	—	3,739	—	—	—	—	3,739

Accounts Payable, Total (c)	589,167	41,076	630,243	—	—	—	—	630,243

Financial Liabilities, Total (a) + (b) + (c)	671,403	329,616	1,001,019	812,171	941,497	4,109,175	5,862,843	6,863,862

23.4 Derivative Instruments
Hedging instruments recorded as of December 31, 2021 are cash flow hedges. Arauco uses derivatives for hedging purposes, such as cross currency swaps, currency and commodity forwards, interest rate swaps, and options. Depending on the fair value of each instrument, the position could be either an asset or a liability, and they are listed in the consolidated ctatements of financial position under Other
Non-Current
Financial Assets or Other
Non-Current
Financial Liabilities, respectively. The effects for the period are presented in consolidated statement of changes in equity as other comprehensive income or the statements of comprehensive income as Finance Income or Finance Costs, net of differences in exchange rate of the hedged items and the deferred tax.
A summary of the derivative financial instruments included in the consolidated statements of financial position as of December 31, 2021, is presented below:

Financial Instruments	December 2021 Fair Value ThU.S.$	December 2020 Fair Value ThU.S.$
Assets at fair value through profit or loss (held for trading)	—	29
Derivatives (1)	—	29

Hedging Assets	13,599	30,714
Derivatives (1)	13,599	4,343
Cross Currency Swaps	—	26,371

Financial liabilities at fair value through profit or loss	(133)	(74)
Derivatives (1)	—	(74)
Forward	(133)	—

Hedging Liabilities	(296,183)	(39,586)
Derivatives (1)	(401)	(4,245)
Cross Currency Swaps (2)	(295,782)	(35,341)

(1)	Includes HFO Swap, Zero Cost Collar, Forward and IRS from Chile, USA, Argentina and Uruguay tables.
(2)	Includes Cross Currency Swaps from Chile.
23.4.1. Chile
In order to cover the exposure to variation in cash flows associated with fluctuations in exchange rates, interest rates or commodity prices, Arauco Chile has the following derivatives as of December 31, 2021 and as of December 31, 2020:
Cross Currency Swaps
Cross currency swaps to cover the exposure to the exchange rate risk generated from bonds denominated in U.F.

Bond	Institution	Amount U.S.$	Amount U.F.	Starting date	Ending date	December 2021 Fair Value ThU.S.$	December 2020 Fair Value ThU.S.$
F	Deutsche Bank - UE	33,705,054	772,727	10-30-2011	10-30-2021	—	(1,775)
F	JP Morgan – N.A.	33,705,054	772,727	10-30-2011	10-30-2021	—	(1,755)
F	Scotiabank - Chile	27,946,497	727,273	10-30-2014	04-30-2023	(2,141)	2,825
F	Scotiabank - Chile	27,911,592	727,273	10-30-2021	04-30-2023	(2,048)	2,965
F	Santander - Chile	27,619,683	727,273	10-30-2014	04-30-2023	(1,550)	3,341
F	BCI - Chile	28,000,018	727,273	10-30-2021	10-30-2029	(3,239)	3,697
F	BCI - Chile	27,361,135	727,273	10-30-2014	04-30-2023	(1,380)	—
F	Scotiabank - Chile	28,033,642	727,273	10-30-2021	10-30-2029	(2,450)	—
F	Banco de Chile - Chile	27,619,684	727,273	04-30-2019	10-30-2029	(4,203)	2,493
P	BCI – Chile	38,500,026	1,000,000	11-15-2021	11-15-2032	(5,077)	—
P	BCI – Chile	38,496,778	1,000,000	11-15-2021	11-15-2032	(3,749)	—
P	Scotiabank - Chile	42,412,852	1,000,000	11-15-2013	11-15-2023	(7,085)	(94)
P	Santander - Chile	41,752,718	1,000,000	11-15-2013	11-15-2023	(6,053)	718
P	Itau - Chile	46,474,122	1,000,000	05-15-2012	11-15-2021	—	(4,727)
P	JP Morgan – N.A.	47,163,640	1,000,000	11-15-2012	11-15-2021	—	(5,241)
P	Deutsche – U.K.	41,752,718	1,000,000	11-15-2013	11-15-2023	(6,304)	720
Q	BCI - Chile	—	—	—	—	—	(267)
Q	BCI – Chile	—	—	—	—	—	(266)
R	Santander - Chile	128,611,183	3,000,000	10-01-2014	04-01-2024	(24,743)	(3,812)
R	JP Morgan – U.K.	43,185,224	1,000,000	10-01-2014	04-01-2024	(8,509)	(1,154)
R	Itau - Chile	43,277,070	1,000,000	10-01-2014	04-01-2024	(8,543)	(1,208)
S	Santander - Chile	201,340,031	5,000,000	11-15-2016	11-15-2026	(36,758)	9,612
W	Goldman Sachs – N.A.	40,521,750	1,000,000	10-10-2018	10-10-2028	(11,921)	(2,029)
W	Scotiabank - Chile	40,537,926	1,000,000	10-10-2018	10-10-2028	(11,807)	(1,939)
W	Goldman Sachs – N.A.	40,066,555	1,000,000	10-10-2018	10-10-2028	(11,275)	(1,390)
X	Santander - Chile	118,400,504	3,000,000	10-10-2018	10-10-2038	(50,527)	(2,675)
X	Santander - Chile	97,971,786	2,500,000	10-10-2018	10-10-2038	(41,802)	(1,955)

						(251,164)	(3,916)

Series Q of bonds matured and had their final amortization on April 1,2021, resulting in the termination of the associated cross currency swaps which had the same expiration date.
Cross currency swaps contracts to cover the exposure to the risk of the exchange rate for bank contracts in Euro.

Institution	Amount U.S.$	Amount EUR	Starting date	Ending date	December 2021 Fair Value ThU.S.$	December 2020 Fair Value ThU.S.$
Santander - Chile	111,689,412	94,117,647	06-15-2021	12-15-2029	(8,476)	(1,027)
Banco de Chile - Chile	55,844,706	47,058,824	06-15-2021	12-15-2029	(4,484)	(488)
MUFG - N.A.	111,689,412	94,117,647	06-15-2021	12-15-2029	(9,000)	(896)
JP Morgan - N.A.	223,378,824	188,235,294	06-15-2021	12-15-2029	(18,154)	(2,048)
HSBC - N.A.	55,844,706	47,058,824	06-15-2021	12-15-2029	(4,504)	(595)

					(44,618)	(5,054)

Zero Cost Collars
Zero cost collar to cover the exposure to the Fuel Oil No. 6 and Brent, instruments for oil used by our plants.

Commodity	Institution	Volume	Unit	Starting date	Ending date	December 2021 Fair Value ThU.S.$	December 2020 Fair Value ThU.S.$
Fuel Oil N°6	JP Morgan - N.A.	—	bbl	01-11-2020	04-30-2021	—	1,029
Fuel Oil N°6	Goldman Sachs - N.A.	—	bbl	01-22-2020	04-30-2021	—	516
Brent	BNP Paribas - E.U.	220,000	bbl	08-01-2021	07-31-2021	3,737	280
Brent	Goldman Sachs - N.A.	220,000	bbl	08-01-2021	07-31-2021	3,798	404

						7,535	2,229

Interest Rate Swap
Interest rate swap to fix the rate associated to loans with a variable rate.

Institution	Amount US$	Starting date	Ending date	December 2021 Fair Value ThU.S.$	December 2020 Fair Value ThU.S.$
Goldman Sachs - N.A.	100,000,000	03-27-2020	03-29-2021	—	(750)
MUFG - N.A.	100,000,000	03-27-2020	03-29-2021	—	(737)

				—	(1,487)

Both Interest Rate Swaps covered portions of a credit for ThU.S.$ 200,000 that we prepay in March 2021. These derivatives were finished in that time.
Through an effectiveness test, and pursuant to IFRS 9, we were able to validate that the aforementioned hedging instruments are highly effective within an acceptable range for Arauco, for the purposes of eliminating the uncertainty of the exchange rate in the commitments derived from the hedged object.
23.4.2. Uruguay
Forward
As of December 31, 2021 and as of December 31, 2020, Arauco through its subsidiaries as a joint operation (50%) in Uruguay maintains the following forward contracts in force and effect for the purposes of ensuring an exchange rate for sale of dollars:

Exchange rate	Institution	December 2021 Notional ThU.S.$	December 2021 Fair Value ThU.S.$	December 2020 Notional ThU.S.$	December 2020 Fair Value ThU.S.$
UYUUSD	Santander-Uruguay	1,765	19	12,160	947
UYUUSD	Santander-Uruguay	—	—	4,395	(179)
UYUUSD	HSBC-Uruguay	6,510	106	8,055	366
UYUUSD	Itaú-Uruguay	9,892	(91)	—	—
UYUUSD	Itaú-Uruguay	—	258	—	—
EURUSD	HSBC-Uruguay	—	—	595	41

			292		1,175

Arauco Uruguay’s profits and through its subsidiaries as a joint operation (50%), also face exposure to the price variation of certain fuels, as occurs with Fuel Oil N°6, which is used during the pulp manufacturing process. In order to minimize this risk, the volatility of future flows associated to the purchase of Fuel Oil No. 6 through forwards of this commodity. The agreements that are in force and effect as of December 31, 2021 and as of December 31, 2020, are detailed below:

Commodity	Institution	December 2021 Notional ThU.S.$	December 2021 Fair Value ThU.S.$	December 2020 Notional ThU.S.$	December 2020 Fair Value ThU.S.$
Fuel Oil N°6	JP Morgan -N.A.	8,491	1,963	3,274	541
Fuel Oil N°6	DNB Bank ASA	3,149	978	2,281	248
Fuel Oil N°6	JP Morgan -N.A.	—	(77)	3,786	(351)
Fuel Oil N°6	DNB Bank ASA	—	(57)	2,642	(320)

			2,807		118

Interest Rate Swap
In addition, Arauco through its subsidiaries as a joint operation (50%) in Uruguay maintains an Interest Rate Swap in force and effect, a derivative instrument which purpose is to set the interest rate of a variable rate debt in the same currency (USD). The valuation off this instrument as of December 31, 2021 and as of December 31, 2020 is shown below:

Exchange rate	Institution	Notional ThU.S.$	December 2021 Fair Value ThU.S.$	December 2020 Fair Value ThU.S.$
USD	DNB Bank ASA	16,879	(176)	(559)

			(176)	(559)

23.4.3. United States
Interest Rate Swap
Arauco through its subsidiary in United States maintains an Interest Rate Swap with the purpose of setting the interest rate of a variable rate debt in the same currency (USD). The instrument was settled on September 2020 and the valuation off this instrument as of December 31, 2021 and as of December 31, 2020 is shown below:

Institution	Amount ThU.S.$	Starting date	Ending date	December 2021 Fair Value ThU.S.$	December 2020 Fair Value ThU.S.$
JP Morgan - N.A.	100,000,000	04-28-2020	10-28-2023	845	(474)
Goldman Sachs N.A.	100,000,000	04-28-2020	10-28-2023	1,043	(486)
JP Morgan - N.A.	100,000,000	04-28-2020	10-28-2023	852	(463)

				2,740	(1,423)

23.4.4. Argentina
As of December 31, 2021, Arauco through its subsidiarie in Argentina maintains the following forward contracts in force and effect for the purposes of ensuring an exchange rate of dollars:

Exchange rate	Institution	Amount ThU.S.$	Starting date	Ending date	December 2021 Fair Value ThU.S.$

ARSUSD	Santander - Argentina	3,800	12-10-2021	01-31-2022	(65)
ARSUSD	BBVA - Argentina	3,800	12-10-2021	02-25-2022	(68)

					(133)

23.5 Cash equivalent, Loans and Receivables
The financial assets measured at amortized cost using the effective interest method and tested for impairment are: cash and cash equivalent, time deposits, repurchase agreements, trade and other current/non-current
receivables (with third parties and from related parties)
Loans and receivables are
non-derivative
financial assets with fixed or determinable payments that are not quoted in an active market. In the consolidated statements of financial position, they are included in line items “Cash and cash equivalents” (certain components of cash and cash equivalents), “Trade and Other
Current/Non-Current
Receivables” and “Accounts receivable from related parties”.
As of December 31, 2021 and as of December 31, 2020, there are provisions for impairment for ThU.S.$ 8,792 and ThU.S.$ 8,000, respectively.

	December 2021 ThU.S.$	December 2020 ThU.S.$
Financial assets at amortized cost	1,783,643	1,625,235
Cash and cash equivalents (Mutual Funds not included)	781,032	864,972
Cash	529,076	357,453
Time Deposits	251,956	507,519
Trade and other receivables (net)	999,820	760,261
Trade and other receivables	829,097	647,719
Lease receivable	27	147
Several debtors	32,542	18,694
Other receivables	46,218	55,325
Advance payments	86,377	32,102
Accounts receivable from related parties	5,559	6,274
Other financial assets	2,791	2
23.5.1. Cash and Cash Equivalents
Includes cash on hand, bank checking account balances and time deposits and other short term highly liquid investments with an original maturity of three months or less. They are short-term, highly liquid investments that are readily convertible to known amounts of cash, and which are subject to an insignificant risk of changes in value.
The composition of cash and cash equivalents (including the balance of mutual funds displayed in this note as valuation, instruments at fair value with profit or loss) at December 31, 2021 and as of December 31, 2020, classified by currency is as follows:

	12-31-2021 ThU.S.$	12-31-2020 ThU.S.$
Cash and Cash Equivalents	1,011,100	1,064,714
U.S. Dollars	703,232	773,822
Euro	5,755	3,891
Mexican pesos	20,467	43,049
Other currencies	277,441	194,942
Chilean pesos	4,205	49,010
23.5.2 Time Deposits and Repurchase Agreements:
The investment objective of time deposits and repurchase agreements is to maximize in the short-term the amounts of cash surpluses. These instruments are authorized by Arauco’s Investment Policy, which allows investing in fixed income securities. These instruments have a maturity of less than three months from the date of acquisition.
23.5.3 Trade and Other Receivables:
These
represent enforceable rights for Arauco resulting from the normal course of the business.
23.5.4 Other Receivables
: These correspond to receivables from sales, services or loans that are not considered within the normal course of the business.
The allowance for doubtful accounts is presented as a deduction of trade and other receivables. The provision for doubtful accounts is established based on an analysis of the age of the portfolio and considering the insurance coverage on accounts receivable. Other conditions are assessed for example when there is objective evidence that Arauco will not receive payments under the original sale terms and when the customer is a party to a bankruptcy court agreement or cessation of payments, and is written-off
when Arauco has exhausted all levels of recovery of the receivable in a reasonable time.
23.5.5 Accounts receivable from related parties
: Represent enforceable rights for Arauco resulting from the normal course of business, calling normal to the line of business, activity or purpose of exploitation and financing, and which Arauco owns a non-controlling
ownership of the counterparty.
The following table sets forth trade and other
current/non-current
receivables classified by currencies as of December 31, 2021 and as of December 31, 2020:

	12-31-2021 ThU.S.$	12-31-2020 ThU.S.$
Trades and other current receivables	979,923	737,381
U.S. Dollars	789,236	542,296
Euros	21,884	10,448
Mexican pesos	31,288	30,856
Other currencies	66,886	54,118
Chilean pesos	70,127	96,847
U.F.	502	2,816
Accounts receivable from related parties, current	5,559	6,274
U.S. Dollars	—	369
Other currencies	—	829
Chilean pesos	5,559	5,076
Trade and other non-current receivables	14,338	16,606
U.S. Dollars	11,806	13,637
Other currencies	—	40
Chilean pesos	2,492	2,859
U.F.	40	70
23.6 Financial Liabilities
Arauco’s financial liabilities to the date of these consolidated financial statements are as follows:

Financial Liabilities	December 2021 ThU.S.$	December 2020 ThU.S.$
Total Financial Liabilities	6,613,914	6,863,862
Financial liabilities at fair value through profit or loss (held for trading)	133	74
Hedging Liabilities	296,183	39,586
Financial Liabilities Measured at Amortized Cost	6,317,598	6,824,202
The following table sets forth the current portion of the
non-current
bank borrowings and debt issued as of December 31, 2021 and 2020.

	December 2021 ThU.S.$	December 2020 ThU.S.$
Bank loans - current portion	155,779	123,087
Bonds issued - current portion	90,371	80,074

Total	246,150	203,161

23.7 Financial Liabilities Measured at Amortized Cost
Financial liabilities correspond to
non-derivative
financial instruments with contractual cash-flow payments that can be either fixed or variable.
Also, this category includes those
non-derivative
financial liabilities for services or goods delivered to Arauco at the end of each reporting period that have not yet been paid. These amounts are not insured and are generally paid within thirty days after being recognized.
At the end of these financial statements, Arauco includes in this category bank borrowings, bonds issued denominated in U.S. Dollars and in U.F., lease liabilities, and trade and other payables.

	Currency	12-31-2021 ThU.S.$	12-31-2020 ThU.S.$	12-31-2021 ThU.S.$	12-31-2020 ThU.S.$
		Amortized Cost		Fair Value
Total Financial Liabilities		6,317,598	6,824,202	6,114,417	7,641,425
Bonds Issued	U.S. Dollar	3,392,010	3,519,027	3,161,062	3,970,081
Bonds Issued	U.F.	1,034,023	1,188,917	1,024,721	1,458,106
Bank borrowings	U.S. Dollar	454,652	741,669	463,308	770,551
Bank borrowings	Euro	509,540	531,181	565,717	600,689
Bank borrowings	Other currencies	27,764	1,410	—	—
Lease liabilities	U.F.	19,875	27,373	19,875	27,373
Lease liabilities	Chilean pesos	38,278	77,158	38,278	77,158
Lease liabilities	Mexican pesos	3,768	644	3,768	644
Lease liabilities	U.S. Dollar	79,045	87,822	79,045	87,822
Lease liabilities	Euro	266	314	266	314
Lease liabilities	Other currencies	22,072	18,444	22,072	18,444
Trades and Other Payables	U.S. Dollar	284,690	153,860	284,690	153,860
Trades and Other Payables	Euro	10,834	11,924	10,834	11,924
Trades and Other Payables	Mexican pesos	27,889	26,400	27,889	26,400
Trades and Other Payables	Other currencies	106,904	99,428	106,904	99,428
Trades and Other Payables	Chilean pesos	268,624	298,908	268,624	298,908
Trades and Other Payables	U.F.	34,787	35,984	34,787	35,984
Accounts payable to related parties	U.S. Dollar	230	236	230	236
Accounts payable to related parties	Chilean pesos	2,347	3,503	2,347	3,503
The financial liabilities at amortized cost presented in the consolidated statements of financial positions as of December 31, 2021 and as of December 31, 2020 are as follows:

	December 2021 ThU.S.$
	Current	Non-Current	Total
Other financial liabilities	339,206	5,078,783	5,417,989
Lease liabilities	49,603	133,701	163,304
Trade and other payables	731,456	2,272	733,728
Accounts payable to related parties	2,577	—	2,577

Total Financial Liabilities Measured at Amortized Cost	1,122,842	5,194,756	6,317,598

	December 2020 ThU.S.$
	Current	Non-Current	Total
Other financial liabilities	306,358	5,675,846	5,982,204
Lease liabilities	63,640	148,115	211,755
Trade and other payables	626,504	—	626,504
Accounts payable to related parties	3,739	—	3,739

Total Financial Liabilities Measured at Amortized Cost	1,000,241	5,823,961	6,824,202

23.8 Cash Flow Hedges Reserve Reconciliation
The following table sets forth the reconciliation balances of cash flow hedges presented in Other Comprehensive Income:

	January-December
	2021 ThU.S.$	2020 ThU.S.$	2019 ThU.S.$
Opening balance	(37,007)	9,010	13,395
Gains (losses) on cash flow hedges, before tax	(84,879)	8,222	23,156
Reclassification adjustments on cash flow hedges, before tax	(45,426)	(67,785)	(29,227)
Income tax relating to cash flow hedges of other comprehensive income	30,453	13,546	1,686

Closing balance	(136,859)	(37,007)	9,010

23.9 Capital Disclosures
23.9.1 Information on Objectives, Policies and Processes applied by the Company regarding Capital Management
Arauco’s policies on capital management have the objective of:

a)	Ensuring business continuity and normal operations in the long term;

b)	Ensuring funding for new investments to achieve sustainable growth over time;

c)	Keeping adequate capital structure considering all economic cycles that impact the business and the nature of the industry; and

d)	Maximizing the Company’s value and providing an adequate return to shareholders.
23.9.2 Qualitative Information on Objectives, Policies and Processes applied by the Company regarding Capital Management
Arauco determines and manages its capital structure based on its carrying amount of equity plus its financial debt (bank borrowings and bonds issued).
23.9.3 Quantitative Information on Capital Management
The following table sets forth the financial covenants that the Company has to comply with as part of the terms of certain of its obligations:

Instrument	December 2021 ThU.S.$	December 2020 ThU.S.$	Interest coverage >= 2,0x	Debt level (1) <= 1,2x
Domestic bonds (Chile)	1,034,023	1,188,917	N/R	✓
Syndicate Loan	—	200,022	✓	✓
Syndicate Loan - Grayling	270,214	300,121	✓	✓
Syndicate ECA - MAPA	509,540	531,181	✓	✓
N/R: Not required for the financial obligation
(1) Debt to equity ratio (financial debt divided by equity plus non-controlling
interests)
As of December 31, 2021 and as of December 31, 2020, Arauco has complied with all of its financial covenants.
The following table sets forth the credit ratings of our debt instruments as of December 31, 2021, are as follows:

Instrument	Standard & Poor’s	Fitch Ratings	Moody’s	Feller Rate
Local bonds	—	AA	—	AA
Foreign bonds	BBB-	BBB	Baa3	—
Capitalization requirements are established based on the Company’s financial needs and on maintaining an adequate liquidity level and complying with financial covenants established in current debt arrangements. The Company manages its capital structure and makes adjustments based on the prevailing economic conditions in order to mitigate the risks associated with adverse market conditions and based on opportunities that may arise to improve the Company’s level of liquidity.
The capitalization of Arauco as of December 31, 2021 and as of December 31, 2020 is as follows:

	December 2021 ThU.S.$	December 2020 ThU.S.$
Equity	7,818,504	7,415,635
Bank borrowings	991,956	1,274,260
Lease liabilities	163,304	211,755
Bonds issued	4,426,033	4,707,944

Capitalization	13,399,797	13,609,594

23.10 Risk Management
Arauco’s financial instruments are exposed to various financial risks: credit risk, liquidity risk and market risk (including exchange rate risks, interest rate risks and price risks). Arauco’s overall risk management program focuses on uncertainty in financial markets and aims to minimize potential adverse effects on Arauco’s financial profitability.
Arauco’s financial risk management is overseen by the Corporate Finance Department. This department identifies, assesses and hedges financial risks in close collaboration with Arauco’s operational units. The company is not actively involved in trading its financial assets for speculative purposes.
23.10.1 Type of Risk: Credit Risk
Description
Credit risk refers to financial uncertainty at different periods of time relating to the fulfillment of obligations with counterparties, at the time of exercising the contract rights to receive cash or other financial assets on behalf of Arauco.
Explanation of Credit Risk Exposure and How This Risk Arises
Arauco’s exposure to credit risk is directly related to each of its customer’s individual abilities to fulfill their contractual commitments, reflected in trade receivables.
Accounts exposed to credit risk are trade receivables, financial lease debtors and other debtors.
Arauco does not have a securitized portfolio.

	December 2021	December 2020
	ThU.S.$	ThU.S.$
Current Receivables

Trade receivables	829,063	647,667
Financial lease receivables	27	121
Several debtors	21,646	14,708
Other receivables	44,081	51,114
Advance payments	85,106	23,771
Net subtotal	979,923	737,381

Trade receivables	832,612	650,740
Financial lease receivables	27	121
Several debtors	21,732	14,736
Other receivables	47,198	53,589
Advance payments	85,106	23,771
Gross subtotal	986,675	742,957

Provision for doubtful trade receivables	3,549	3,073
Provision for doubtful lease receivables	—	—
Provision for doubtful several debtors	86	28
Provision for doubtful other receivables	3,117	2,475
Subtotal Bad Debt	6,752	5,576

Non-Current Receivables

Trade receivables	34	52
Financial lease receivables	—	26
Several debtors	10,896	3,986
Other receivables	2,137	4,211
Advance payments	1,271	8,331
Net Subtotal	14,338	16,606

Trade receivables	2,074	2,476
Financial lease receivables	—	26
Several debtors	10,896	3,986
Other receivables	2,137	4,211
Advance payments	1,271	8,331
Gross subtotal	16,378	19,030

Provision for doubtful trade receivables	2,040	2,424
Provision for doubtful lease receivables	—	—
Provision for doubtful several debtors	—	—
Provision for doubtful other receivables	—	—
Subtotal Bad Debt	2,040	2,424
Explanation of Risk Management Objectives, Policies and Processes, and Measurement Methods
The Credit and Collections
Sub-Division,
dependent from the Treasury Division, is the area entrusted with minimizing the credit risk of the accounts receivable, supervising the delinquency of the accounts. The regulations and procedures applicable for the control and administration of the Arauco Group can be found in the Corporate Credit Policy.
As of December 31, 2021, Arauco’s balance for commercial debtors was ThU.S.$ 834,686 of which, according to the agreed sales conditions, 53.28% corresponded to sales on credit (open account), 45.02% to sales with letters of credit and 1.70% to other types of sales. The client with the largest Open Account debt represented 2.19% of the total accounts receivable as of that date.
Below we provide detail regarding accounts receivable, classified in tranches:

December 31, 2021
Age of trade receivables
Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total
N° Debtor	1,710	676	100	53	30	49	2	2	1	67	2,690
ThU.S.$	791,729	36,011	965	361	87	13	1	2	1	5,516	834,686
%	94.85%	4.31%	0.12%	0.04%	0.01%	0.00%	0.00%	0.00%	0.00%	0.67%	100%

December 31, 2020
Age of trade receivables
Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total
N° Debtor	1,597	547	51	52	12	7	2	3	7	81	2,359
ThU.S.$	625,020	21,502	474	96	636	11	70	72	299	5,036	653,216
%	95.68%	3.29%	0.07%	0.01%	0.10%	0.00%	0.01%	0.01%	0.05%	0.78%	100%
Arauco applies the simplified approach regarding the expected losses from commercial debtors, which allows for the use of an estimate of expected credit losses over the instrument’s lifespan for all commercial accounts receivable. In order to establish this estimate, the commercial debtors have been grouped in relation to the corresponding risks for sales conditions as well as for tranches, including clients that are up-to-date
or in default.

Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total
Letters of credit	372,687	3,076	41	—	—	—	—	—	—	—	375,804
Loss allowance provision	—	—	—	—	—	—	—	—	—	—	—
Expected loss rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Credit line	408,723	29,705	686	50	87	13	1	—	—	5,406	444,671
Loss allowance provision	—	—	21	5	9	1	—	—	—	5,406	5,442
Expected loss rate	0.00%	0.00%	3.06%	10.00%	10.34%	7.69%	0.00%	0.00%	0.00%	100.00%
Others	10,319	3,230	238	311	—	—	—	2	1	110	14,211
Loss allowance provision	—	—	2	32	—	—	—	2	1	110	147
Expected loss rate	0.00%	0.00%	0.84%	10.29%	0.00%	0.00%	0.00%	100.00%	100.00%	100.00%
Trade receivables, total (ThU.S.$)	791,729	36,011	965	361	87	13	1	2	1	5,516	834,686
Allowance for doubtful accounts, total (ThU.S.$)	—	—	23	37	9	1	—	2	1	5,516	5,589
Arauco does not conduct rescheduling or renegotiations with its clients that imply an amendment to the maturity of the invoices and, should it be necessary, any debt renegotiation with a client shall be analyzed on a case-by-case
basis and subjected to the approval of the Corporate Finance Division.
Regarding the loss allowance for trade receivables and others, below we provide detail for the movements as of December 31, 2021 and as of December 31, 2020:

	December 2021	December 2020	December 2019
	ThU.S.$	ThU.S.$	ThU.S.$
Opening loss allowance as at January 1	8,000	16,368	15,147
Increase in allowance for trade receivables recognised in profit or loss during the year	2,229	1,369	2,506
Receivables written off during the year as uncollectible	(216)	(6,970)	(163)
Unused amount reversed	(1,221)	(2,767)	(1,122)
Closing balance	8,792	8,000	16,368
Currently there is a policy for provisions for doubtful accounts receivable under IFRS for all the Arauco group companies.
Explanation regarding the Sales Risk with Letters of Credit
The sales with letters of credit mainly occur in markets in Asia and the Middle East. Periodically, a credit assessment is conducted regarding the banks that issue the letters of credit with the purpose of obtaining their score over the basis of risk-qualification ratings, country-specific risk and financial statements. The decision of approving the issuing bank or asking for confirmation of the letter of credit is made in consideration to this assessment.
Explanation of the Sales Risk with Credit Line
Sales on credit are subject to the credit limit for each customer. The approval or rejection of a credit limit for all term sales is conducted by the Corporate Credit
Sub-Division,
as well as by the Credit and Collections area for North America, Brazil and Argentina, which report to the Corporate Finance Division. The regulations and procedures applicable for the correct control and risk management over the sales on credit are ruled by the Credit Policy.
A procedure that must be applied by all the companies of the Arauco group has been established for the approval and/or modification of client credit lines. Credit line requests are entered to the SAP that analyzes all available information. Afterwards, the same are either approved or rejected in each one of the internal committees of each company belonging to the Arauco group, depending on the maximum amount authorized by the Credit Policy. Lines of credit are renewed during this internal process on a yearly basis.
All sales are automatically controlled by a credit verification system, which has been configured to block any orders from clients who are delinquent in a given percentage of a debt and/or from clients whose line of credit, as of the time of the product’s shipping, has been exceeded or is overdue.
In order to minimize the credit risk for term or Open Account sales, it is Arauco’s policy to take out insurance to cover the export sales of companies Celulosa Arauco y Constitución S.A., Maderas Arauco S.A., Forestal Arauco S.A., Arauco Argentina S.A., and Arauco do Brasil S.A., as well as the domestic sales of Arauco Europe Coöperatief U.A., Arauco Argentina S.A., Araucomex S.A. de C.V., Arauco Industria de México, S.A. de C.V., Arauco Colombia S.A., Arauco Peru S.A., Arauco North America, Inc., Arauco Canada Ltd., Celulosa Arauco y Constitución S.A., Maderas Arauco S.A., Arauco Florestal Arapoti, Arauco Forest Brasil S.A., Arauco do Brasil S.A. and Arauco Industria de Paineis SpA. Arauco works with credit insurance company Euler Hermes World Agency (Aa3 rating, as per risk rating companies Moody’s). The company grant a 90% coverage over the amount of each invoice, without deductibles, for registered clients and of 90% for non-registered
clients (*).

(*)
Non-registered
clients are those whose lines are under ThU.S.$ 100 (equivalent currency of their invoicing) of the credit sales for all companies in the Arauco group that have a valid insurance policy. The top lines are from nominated clients.

As another way of minimizing risk and supporting a line of credit approved by the Credit Committee, Arauco holds guarantees such as mortgages, pledges, Standby letters of credit, bank performance bonds, checks, promissory notes, loans or any other that could be required under the laws of each country. The total amount held in guarantees amounts to ThU.S.$ 101,422, effective as of December 31, 2021, as summarized in the following chart. The procedure for guarantees is regulated by Arauco’s Policy on Guarantees, whose purpose is to control their accounting, due date and custody.

Guarantees Arauco Group (ThU.S.$)
Guarantees Debtors (received from clients)
Certificate of deposits	6,665	6.6%
Standby	7,028	6.9%
Promissory notes	77,831	76.7%
Finance	6,618	6.5%
Mortgage	1,772	1.8%
Pledge	108	0.1%
Promissory notes	1,400	1.4%

Total Guarantees	101,422	100%

The maximum exposure to credit risk is limited to the value at amortized cost of the Debtors’ account for sales registered as of the date of this report, minus the percentage of sales insured by the aforementioned credit insurance companies and the guarantees granted in favor of Arauco.
In summary, the open account debt covered by the various insurance policies and guarantees amounts to 96.1% and, therefore, Arauco’s portfolio exposure amounts to 3.9%.

Secured Open Accounts Receivable	ThU.S.$	%
Total open accounts receivable	503,757	100.0%
Secured receivables (*)	484,005	96.1%
Unsecured receivables	19,752	3.9%

(*)	Insured Debt is deemed to be the portion of accounts receivable that is covered by a credit company or by guarantees such as standby letters of credit, mortgages, performance bonds, among others
Investment Policy:
Arauco has an Investment Policy which identifies and limits the financial instruments and the entities into which the Arauco companies, in particular Celulosa Arauco y Constitucion S.A., are authorized to invest. The Company’s Treasury Department is centralized with operations in Chile. The Head Office is responsible for carrying out investments, cash flow surplus investments, and short and long-term debt subscriptions. Exceptions to this rule apply to short and long-term debt, and will be for specific investments made through other companies where authorization is required from the Chief Financial Officer.
For financial instruments, the only permitted investments are fixed income investments with adequate liquidity. Each instrument has defined classifications and limits, depending on duration and type of issuer.
Regarding intermediaries (such as banks, securities brokers and dealers of mutual funds that are bank affiliates), a scoring methodology is used to determine the relative degree of risk of each intermediary based on their financial position and assign score points that result in a credit risk rating to each intermediary. Arauco uses this scoring system to determine its investment limits for each intermediary.
The required information to evaluate the various criteria are obtained from published financial statements from the banks under evaluation and from the credit risk ratings of short and long-term debt securities obtained from rating agencies authorized by the Superintendence of Banks and Financial Institutions (Fitch Ratings Chile, Humphreys and Feller Rate).
Any necessary exceptions regarding investment limits in each particular instrument or entity must have the authorization from Arauco’s Chief Financial Officer.
23.10.2 Type of Risk: Liquidity Risk
Description
This risk corresponds to Arauco’s ability to fulfill its financial obligations upon maturity.
Explanation of Liquidity Risk Exposure and How This Risk Arises
Arauco’s exposure to liquidity risk is mainly from its obligations to bondholders, banks and financial institutions, creditors and other payables. Liquidity risk may arise if Arauco is unable to meet the net cash flow requirements, which sustain its operations under both normal and exceptional circumstances.
Explanation of Objectives, Policies and Processes for Risk Management, and Measurement Methods
The Corporate Financial Management Division monitors on an ongoing basis the Company’s cash flow forecasts based on short and long-term forecasts and available financing alternatives. In order to manage the risk level of financial assets, Arauco follows its investment policy.
The following tables detail Arauco’s liquidity analysis for its financial liabilities as of December 31, 2021 and as of December 31, 2020. The tables have been drawn up based on the contractual undiscounted cash outflows and their remaining contractual maturities:

December 31, 2021				Maturity							Total		Effective rate	Nominal rate
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
				months	months	Years	years	years	years	years	Current	Current
Tax ID	Name	Currency	Loans with banks	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
93.458.000-1	Celulosa Arauco y Constitución S.A.	Euros	BNP Paribas / ECA	—	74,577	73,840	73,129	72,358	71,631	210,478	74,577	501,433	1.10%	1.06%
—	Zona Franca Punta Pereira S.A.	U.S. Dollars	Banco Interamericano de Desarrollo A	1,089	1,078	2,121	—	—	—	—	2,167	2,121	2.20%	Libor 6M +2.05%
—	Zona Franca Punta Pereira S.A.	U.S. Dollars	Banco BBVA	—	18,340	—	—	—	—	—	18,340	—	1.00%	Fixed 1.00%
—	Celulosa y Energia Punta Pereira S.A.	U.S. Dollars	Banco Interamericano de Desarrollo A	4,406	4,359	8,579	—	—	—	—	8,765	8,579	2.20%	Libor 6M +2.05%
—	Celulosa y Energia Punta Pereira S.A.	U.S. Dollars	Finnish Export Credit	24,827	24,442	24,065	—	—	—	—	49,269	24,065	3.20%	3.20%
—	Celulosa y Energia Punta Pereira S.A.	U.S. Dollars	DnB Nor	136	102	102	—	—	—	—	238	102	0.00%	0.00%
—	Eufores S.A.	U.S. Dollars	Banco República Oriental del Uruguay	—	26,532	—	—	—	—	—	26,532	—	1.40%	Fixed 1.4%
—	Stora Enso Uruguay S.A.	U.S. Dollars	Banco República Oriental del Uruguay	—	554	—	—	—	—	—	554	—	1.40%	Fixed 1.4%
—	Eufores S.A.	U.S. Dollars	Citibank	—	2,512	—	—	—	—	—	2,512	—	1.00%	Fixed 1.00%
—	Eufores S.A.	U.S. Dollars	ITAU	—	12,562	—	—	—	—	—	12,562	—	1.00%	Fixed 1.00%
—	Eufores S.A.	U.S. Dollars	Scotiabank	—	5,025	—	—	—	—	—	5,025	—	1.00%	Fixed 1.00%
—	Eufores S.A.	U.S. Dollars	Santander	—	27,135	—	—	—	—	—	27,135	—	1.00%	Fixed 1.00%
—	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Votorantim	—	226	—	—	—	—	—	226	—	5.00%	5.00%
—	Arauco Forest Brasil S.A.	Brazilian Real	Banco Votorantim	—	201	—	—	—	—	—	201	—	5.00%	5.00%
—	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bndes Subcrédito A	32	62	—	—	—	—	—	94	—	8.23%	TJLP +2.91%
—	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bndes Subcrédito B	19	37	—	—	—	—	—	56	—	9.23%	TJLP +3.91%
—	Arauco Forest Brasil S.A.	U.S. Dollars	Banco Bndes Subcrédito C	38	86	—	—	—	—	—	123	—	5.72%	Cesta +2.91%
—	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bndes Subcrédito D	22	42	—	—	—	—	—	64	—	10.43%	TJLP +5.11%
—	Mahal Emprendimientos e participações S.A.	Brazilian Real	Banco Safra S.A.	—	2,776	2,800	11,540	10,587	9,655	—	2,776	34,583	10.70%	CDI +1.55%
	Arauco North America, Inc.	U.S. Dollars	Banco Itau Corpbanca – NY Branch	—	35,293	34,688	212,123	—	—	—	35,293	246,811	1.99%	Libor 6M +1.65%

			Total	30,569	235,941	146,195	296,792	82,945	81,286	210,478	266,509	817,694

December 31, 2021				Maturity							Total		Effective rate	Nominal rate
				Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Current	Non Current
Tax ID	Name	Currency	Bonds	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	—	22,113	21,412	20,710	20,009	19,308	53,713	22,113	135,153	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	—	8,845	8,565	8,284	8,004	7,723	21,486	8,845	54,061	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-P	—	23,778	23,118	22,457	21,797	21,136	112,945	23,778	201,453	4.00%	4.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-R	—	6,546	6,546	6,546	6,546	6,546	239,090	6,546	265,274	3.60%	3.60%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-S	—	4,377	4,377	4,377	4,377	187,827	—	4,377	200,958	2.40%	2.40%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-W	—	2,299	2,299	2,299	2,299	2,299	114,669	2,299	123,865	2.10%	2.10%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-X	—	5,412	5,412	5,412	5,412	5,412	293,802	5,412	315,450	2.70%	2.70%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2024	11,250	11,250	22,500	522,500	—	—	—	22,500	545,000	4.50%	4.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2027	—	19,375	19,375	19,375	19,375	19,375	509,688	19,375	587,188	3.88%	3.88%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2047	—	22,000	22,000	22,000	22,000	22,000	862,000	22,000	950,000	5.50%	5.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2029	—	21,250	21,250	21,250	21,250	21,250	553,125	21,250	638,125	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2049	—	27,500	27,500	27,500	27,500	27,500	1,118,750	27,500	1,228,750	5.50%	5.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2030	10,500	10,500	21,000	21,000	21,000	21,000	573,500	21,000	657,500	4.20%	4.20%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2050	12,875	12,875	25,750	25,750	25,750	25,750	1,105,125	25,750	1,208,125	5.15%	5.15%

			Total	34,625	198,120	231,104	729,460	205,319	387,126	5,557,893	232,745	7,110,902

December 31, 2021				Maturity								Total
				Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Current	Non Current
Tax ID	Name	Currency	Underlying asset class	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
85.805.200-9	Forestal Arauco S.A.	U.F.	Motor vehicles	420	996	948	511	387	239	4	1,416	2,089
85.805.200-9	Forestal Arauco S.A.	U.S. Dollars	Lands	60	180	240	240	240	240	480	240	1,440
85.805.200-9	Forestal Arauco S.A.	U.F.	Plants and equipments	550	633	—	—	—	—	—	1,183	—
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Plants and equipments	32	96	64	—	—	—	—	128	64
85.805.200-9	Forestal Arauco S.A.	U.F.	Other properties, plant and equipment	1,050	2,177	371	250	177	572	—	3,227	1,370
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Other properties, plant and equipment	91	132	122	122	122	359	—	223	725
—	Arauco Argentina S.A.	U.S. Dollars	Buildings and constructions	51	48	—	—	—	—	—	99	—
—	Arauco Argentina S.A.	U.S. Dollars	IT equipment	13	22	—	—	—	—	—	35	—
—	Arauco Argentina S.A.	U.S. Dollars	Plants and equipments	347	1,040	1,002	668	—	—	—	1,387	1,670
—	Arauco Argentina S.A.	U.S. Dollars	Motor vehicles	519	1,286	1,589	750	—	—	—	1,805	2,339
—	Arauco Industria de Paineis S.A.	Brazilian Real	Other properties, plant and equipment	3	4	—	—	—	—	—	7	—
—	Arauco Industria de Paineis S.A.	Brazilian Real	Fixed facilities and accessories	9	27	24	—	—	—	—	36	24
—	Arauco Industria de Paineis S.A.	Brazilian Real	IT equipment	13	24	1	—	—	—	—	37	1
—	Arauco Industria de Paineis S.A.	Brazilian Real	Motor vehicles	110	54	—	—	—	—	—	164	—
—	Arauco Forest Brasil S.A.	Brazilian Real	IT equipment	5	10	1	—	—	—	—	15	1
—	Arauco Forest Brasil S.A.	Brazilian Real	Lands	1,038	3,113	4,149	4,149	4,149	4,149	2,768	4,151	19,364
—	Arauco Florestal Arapoti S.A.	Brazilian Real	IT equipment	2	3	—	—	—	—	—	5	—
—	Arauco do Brasil S.A.	Brazilian Real	Buildings and constructions	49	199	143	49	—	—	—	248	192
—	Arauco do Brasil S.A.	Brazilian Real	IT equipment	23	73	31	13	—	—	—	96	44
—	Arauco do Brasil S.A.	Brazilian Real	Motor vehicles	94	221	—	—	—	—	—	315	—
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Buildings and constructions	389	1,139	1,518	1,518	1,518	1,518	3,036	1,528	9,108
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Motor vehicles	146	395	280	127	79	24	—	541	510
93.458.000-1	Celulosa Arauco y Constitucion S.A.	Chilean pesos	Buildings and constructions	15	46	15	—	—	—	—	61	15
93.458.000-1	Celulosa Arauco y Constitucion S.A.	Chilean pesos	Motor vehicles	4,255	12,764	5,896	—	—	—	—	17,019	5,896
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.S. Dollars	Motor vehicles	31	—	—	—	—	—	—	31	—
—	Arauco North America, Inc.	U.S. Dollars	Buildings and constructions	271	864	1,194	1,325	1,468	1,318	1,775	1,135	7,080
—	Arauco North America, Inc.	U.S. Dollars	Motor vehicles	40	204	128	113	—	—	—	244	241
—	Arauco Canada Limited	Canadian dollars	Buildings and constructions	9	—	—	—	—	—	—	9	—
—	Arauco Canada Limited	Canadian dollars	Motor vehicles	14	43	86	33	—	—	—	57	119
—	Celulosa y Energía Punta Pereira S.A.	U.S. Dollars	Plants and equipments	148	445	593	593	593	593	7,147	593	9,519
—	Eufores S.A.	U.S. Dollars	Lands	1,070	3,211	6,321	5,999	5,559	5,155	35,766	4,281	58,800
—	Eufores S.A.	U.S. Dollars	Plants and equipments	306	917	1,223	1,223	1,222	1,222	1,221	1,223	6,111
—	Eufores S.A.	U.S. Dollars	Buildings and constructions	70	210	158	49	—	—	—	280	207
96.510.970-6	Maderas Arauco S.A.	Chilean pesos	Motor vehicles	2,795	7,925	4,915	—	—	—	—	10,720	4,915
96.510.970-6	Maderas Arauco S.A.	U.F.	Motor vehicles	85	224	94	25	5	2	—	309	126
	Arauco Colombia S.A.	U.S. Dollars	Buildings and constructions	6	45	—	—	—	—	—	51	—
—	Arauco Europe Cooperatief U.A.	Euros	Motor vehicles	5	16	19	12	3	—	—	21	34
—	Arauco Europe Cooperatief U.A.	Euros	Buildings and constructions	37	56	77	66	—	—	—	93	143
—	Araucomex S.A. de C.V.	Mexican pesos	Buildings and constructions	321	1,003	1,104	1,106	—	—	—	1,324	2,210
—	Araucomex S.A. de C.V.	U.S. Dollars	Buildings and constructions	27	84	97	—	—	—	—	111	97
—	Arauco Industria de México, S.A. de C.V.	U.S. Dollars	Plants and equipments	98	33	—	—	—	—	—	131	—
—	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Motor vehicles	11	39	50	54	8			50	112
—	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Lands	1	3	4	4	—	—	—	4	8
—	Araucomex Servicios S.A. de C.V.	Mexican pesos	Motor vehicles	—	—	15	16	16	7	—	—	54
	Araucomex Servicios S.A. de C.V.	Mexican pesos	Buildings and constructions	—	1	105	79	86	28	—	1	298
96.637.330-K	Servicios Logisticos Arauco S.A.	U.F.	Motor vehicles	17	46	15	—	—	—	—	63	15
79.990.550-7	Investigaciones Forestales Bioforest S.A.	U.F.	Motor vehicles	8	25	19	5	—	—	—	33	24

			Total	14,654	40,076	32,611	19,099	15,632	15,426	52,197	54,730	134,965

As part of the policy of Arauco, it considers compliance with all Accounts Payable, whether with related (see Note 13) or third parties, within a period not exceeding 30 days.

December 31, 2020				Maturity							Total		Effective rate	Nominal rate
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
				months	months	years	years	years	years	years	Current	Current
Tax ID	Name	Currency	Loans with banks	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Scotiabank	1,379	1,378	2,733	202,733	—	—	—	2,756	205,465	1.35%	Libor 6M+1.1%
93.458.000-1	Celulosa Arauco y Constitución S.A.	Euros	BNP Paribas / ECA	—	31,224	57,365	56,798	56,251	55,658	216,997	31,224	443,068	1.06%	1.06%
—	Zona Franca Punta Pereira S.A.	U.S. Dollars	Banco Interamericano de Desarrollo A	1,117	1,104	2,172	2,123	—	—	—	2,221	4,295	2.33%	Libor 6M +2.05%
—	Zona Franca Punta Pereira S.A.	U.S. Dollars	Banco BBVA	—	18,341	—	—	—	—	—	18,341	—	1.00%	1.00%
—	Celulosa y Energia Punta Pereira S.A.	U.S. Dollars	Banco Interamericano de Desarrollo A	4,517	4,466	8,785	8,588	—	—	—	8,982	17,373	2.33%	Libor 6M +2.05%
—	Celulosa y Energia Punta Pereira S.A.	U.S. Dollars	Finn Vera/Finnish Export Credit	25,589	25,200	49,269	24,065	—	—	—	50,789	73,335	3.20%	3.20%
—	Celulosa y Energia Punta Pereira S.A.	U.S. Dollars	DnB Nor	187	155	218	93	—	—	—	342	311	—	—
—	Eufores S.A.	U.S. Dollars	Banco República Oriental del Uruguay	—	26,551	—	—	—	—	—	26,551	—	1.54%	Libor 6M +1.3%
—	Eufores S.A.	U.S. Dollars	Citibank	—	2,514	—	—	—	—	—	2,514	—	1.16%	Libor 6M +0.9%
—	Eufores S.A.	U.S. Dollars	ITAU	—	12,564	—	—	—	—	—	12,564	—	1.05%	1.05%
—	Eufores S.A.	U.S. Dollars	Scotiabank	—	5,025	—	—	—	—	—	5,025	—	1.00%	1.00%
—	Eufores S.A.	U.S. Dollars	Santander	—	27,133	—	—	—	—	—	27,133	—	1.00%	1.00%
—	Stora Enso Uruguay S.A.	U.S. Dollars	Banco República Oriental del Uruguay	—	554	—	—	—	—	—	554	—	1.54%	Libor 6M +1.3%
—	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Votorantim	—	255	243	—	—	—	—	255	243	5.00%	5.00%
—	Arauco Forest Brasil S.A.	Brazilian Real	Banco Votorantim	—	226	215	—	—	—	—	226	215	5.00%	5.00%
—	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bndes Subcrédito A	36	106	100	—	—	—	—	142	100	7.46%	TJLP +2.91%
—	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bndes Subcrédito B	22	64	60	—	—	—	—	86	60	8.46%	TJLP +3.91%
—	Arauco Forest Brasil S.A.	U.S. Dollars	Banco Bndes Subcrédito C	40	116	124	—	—	—	—	156	124	5.80%	Cesta +2.91%
—	Arauco Forest Brasil S.A.	U.S. Dollars	Banco Bndes Subcrédito D	25	72	67	—	—	—	—	97	67	9.66%	TJLP +5.11%
—	Arauco North America, Inc.	U.S. Dollars	Banco del Estado de Chile - NY Branch	—	35,657	35,077	34,496	212,036	—	—	35,657	281,610	1.91%	Libor 6M +1.65%

			Total	32,912	192,705	156,428	328,896	268,287	55,658	216,997	225,615	1,026,266

December 31, 2020				Maturity							Total		Effective rate	Nominal rate
				Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Current	Non Current
Tax ID	Name	Currency	Bonds	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	—	25,426	24,644	23,863	23,081	22,299	81,380	25,426	175,266	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	—	10,170	9,858	9,545	9,232	8,920	32,552	10,170	70,107	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-P	—	8,098	26,500	25,764	25,027	24,291	149,427	8,098	251,009	4.00%	4.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-Q	—	10,375	—	—	—	—	—	10,375	—	3.00%	3.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-R	—	7,295	7,295	7,295	7,295	7,295	273,750	7,295	302,930	3.60%	3.60%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-S	—	4,878	4,878	4,878	4,878	4,878	209,325	4,878	228,837	2.40%	2.40%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-W	—	2,563	2,563	2,563	2,563	2,563	130,356	2,563	140,608	2.10%	2.10%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-X	—	6,032	6,032	6,032	6,032	6,032	333,461	6,032	357,589	2.70%	2.70%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2022	2,996	2,996	129,164	—	—	—	—	5,992	129,164	4.75%	4.75%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2024	11,250	11,250	22,500	22,500	522,500	—	—	22,500	567,500	4.50%	4.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2027	—	19,375	19,375	19,375	19,375	19,375	538,750	19,375	616,250	3.88%	3.88%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2047	—	22,000	22,000	22,000	22,000	22,000	884,000	22,000	972,000	5.50%	5.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2029	—	21,250	21,250	21,250	21,250	21,250	574,375	21,250	659,375	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2049	—	27,500	27,500	27,500	27,500	27,500	1,146,250	27,500	1,256,250	5.50%	5.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2030	10,500	10,500	21,000	21,000	21,000	21,000	594,500	21,000	678,500	4.20%	4.20%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2050	12,875	12,875	25,750	25,750	25,750	25,750	1,130,875	25,750	1,233,875	5.15%	5.15%
—	Prime-Line, Inc.	U.S. Dollars	Bond ADFA 2014	128	384	512	512	512	512	1,493	512	3,541	4.84%	4.84%
—	Prime-Line, Inc.	U.S. Dollars	Bond ADFA 2013	38	113	149	112	—	—	—	151	261	4.00%	4.00%

			Total	37,787	203,080	370,970	239,939	737,995	213,665	6,080,494	240,867	7,643,062

December 31, 2020				Maturity							Total
				Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Current	Non Current
Tax ID	Name	Currency	Underlying asset class	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
85.805.200-9	Forestal Arauco S.A.	U.F.	Motor vehicles	527	1,563	1,578	1,057	569	431	271	2,090	3,906
85.805.200-9	Forestal Arauco S.A.	U.F.	Plants and equipments	1,511	2,005	1,410	41	—	—	—	3,516	1,451
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Plants and equipments	384	259	153	76	—	—	—	643	229
85.805.200-9	Forestal Arauco S.A.	U.F.	Other properties, plant and equipment	1,518	3,812	4,459	46	—	—	—	5,330	4,505
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Other properties, plant and equipment	72	217	120	—	—	—	—	289	120
—	Arauco Argentina S.A.	U.S. Dollars	Buildings and constructions	116	334	34	—	—	—	—	450	34
—	Arauco Argentina S.A.	U.S. Dollars	IT equipment	13	39	35	—	—	—	—	52	35
—	Arauco Argentina S.A.	U.S. Dollars	Other properties, plant and equipment	—	—	—	—	—	—	—	—	—
—	Arauco Argentina S.A.	U.S. Dollars	Plants and equipments	347	1,040	1,386	1,002	668	—	—	1,387	3,056
—	Arauco Argentina S.A.	U.S. Dollars	Motor vehicles	744	2,316	1,804	1,589	750	—	—	3,060	4,143
—	Novo Oeste Gestao de Ativos Florestais S.A.	Brazilian Real	Lands	—	—	—	—	—	—	—	—	—
—	Arauco Industria de Paineis S.A.	Brazilian Real	Other properties, plant and equipment	3	10	8	—	—	—	—	13	8
—	Arauco Industria de Paineis S.A.	Brazilian Real	IT equipment	14	42	38	1	—	—	—	56	39
—	Arauco Industria de Paineis S.A.	Brazilian Real	Motor vehicles	118	355	177	—	—	—	—	473	177
—	Arauco Forest Brasil S.A.	Brazilian Real	IT equipment	7	17	16	2	—	—	—	24	18
—	Arauco Forest Brasil S.A.	Brazilian Real	Lands	676	2,027	2,476	2,702	2,702	2,702	4,728	2,703	15,310
—	Arauco Florestal Arapoti S.A.	Brazilian Real	IT equipment	5	8	5	—	—	—	—	13	5
—	Arauco do Brasil S.A.	Brazilian Real	Buildings and constructions	75	226	301	301	75	—	—	301	677
—	Arauco do Brasil S.A.	U.S. Dollars	IT equipment	—	—	—	—	—	—	—	—	—
—	Arauco do Brasil S.A.	Brazilian Real	IT equipment	34	64	49	3	—	—	—	98	52
—	Arauco do Brasil S.A.	Brazilian Real	Motor vehicles	84	252	408	—	—	—	—	336	408
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Buildings and constructions	428	1,283	1,597	1,170	—	—	—	1,711	2,767
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Motor vehicles	197	527	603	312	141	88	27	724	1,171
93.458.000-1	Celulosa Arauco y Constitucion S.A.	Chilean pesos	Buildings and constructions	18	55	74	18	—	—	—	73	92
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.S. Dollars	Plants and equipments	1,612	—	—	—	—	—	—	1,612	—
93.458.000-1	Celulosa Arauco y Constitucion S.A.	Chilean pesos	Motor vehicles	5,055	15,165	20,220	7,005	—	—	—	20,220	27,225
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.S. Dollars	Motor vehicles	45	136	30	—	—	—	—	181	30
—	Arauco North America, Inc.	U.S. Dollars	Lands	—	—	—	—	—	—	—	—	—
—	Arauco North America, Inc.	U.S. Dollars	Buildings and constructions	267	822	1,156	1,285	1,426	1,581	3,275	1,089	8,723
—	Arauco North America, Inc.	U.S. Dollars	Motor vehicles	38	118	247	138	123	—	—	156	508
—	Arauco North America, Inc.	U.S. Dollars	Other properties, plant and equipment	—	—	—	—	—	—	—	—	—
—	Arauco Canada Limited	Canadian dollars	Other properties, plant and equipment	—	—	—	—	—	—	—	—	—
—	Arauco Canada Limited	Canadian dollars	Buildings and constructions	25	78	9	—	—	—	—	103	9
—	Arauco Canada Limited	Canadian dollars	Motor vehicles	13	41	57	91	34	—	—	54	182
—	Celulosa y Energía Punta Pereira S.A.	U.S. Dollars	Plants and equipments	139	418	383	384	384	384	7,094	557	8,629
—	Celulosa y Energía Punta Pereira S.A.	U.S. Dollars	Buildings and constructions	—	—	—	—	—	—	—	—	—
—	Eufores S.A.	U.S. Dollars	Lands	975	2,980	5,744	5,549	5,245	4,819	32,721	3,955	54,078
—	Eufores S.A.	U.S. Dollars	Other properties, plant and equipment	—	—	—	—	—	—	—	—	—
—	Eufores S.A.	U.S. Dollars	Plants and equipments	306	917	1,222	1,222	1,222	1,222	2,445	1,223	7,333
—	Eufores S.A.	U.S. Dollars	Buildings and constructions	70	210	117	117	49	—	—	280	283
96.510.970-6	Maderas Arauco S.A.	Chilean pesos	Motor vehicles	3,906	10,298	12,736	5,840	—	—	—	14,204	18,576
96.510.970-6	Maderas Arauco S.A.	U.F.	Motor vehicles	125	322	345	105	28	6	2	447	486
96.510.970-6	Maderas Arauco S.A.	U.F.	Lands	—	—	—	—	—	—	—	—	—
—	Arauco Colombia S.A.	U.S. Dollars	Buildings and constructions	10	—	—	—	—	—	—	10	—
—	Arauco Colombia S.A.	U.S. Dollars	Fixed facilities and accesories	137	411	—	—	—	—	—	548	—
—	Arauco Europe Cooperatief U.A.	Euros	Motor vehicles	8	12	11	10	—	—	—	20	21
—	Arauco Europe Cooperatief U.A.	Euros	Buildings and constructions	17	52	77	79	81	7	—	69	244
—	Araucomex S.A. de C.V.	Mexican pesos	Buildings and constructions	26	80	112	98	—	—	—	106	210
—	Araucomex S.A. de C.V.	U.S. Dollars	Buildings and constructions	358	970	2,251	1,859	1,815	—	—	1,328	5,925
—	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Plants and equipments	261	—	—	—	—	—	—	261	—
—	Arauco Industria de México, S.A. de C.V.	U.S. Dollars	Plants and equipments	94	288	131	—	—	—	—	382	131
—	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Buildings and constructions	—	—	—	—	—	—	—	—	—
—	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Lands	—	—	—	—	—	—	—	—	—
—	Arauco Industria de México, S.A. de C.V.	U.S. Dollars	Lands	—	—	—	—	—	—	—	—	—
—	Araucomex Servicios S.A. de C.V.	Mexican pesos	Motor vehicles	20	59	17	—	—	—	—	79	17
96.637.330-K	Servicios Logisticos Arauco S.A.	U.F.	Motor vehicles	24	62	70	16	—	—	—	86	86
79.990.550-7	Investigaciones Forestales Bioforest S.A.	U.F.	Motor vehicles	21	40	38	21	5	—	—	61	64

			Total	20,443	49,930	61,704	32,139	15,317	11,240	50,563	70,373	170,963

As part of the policy of Arauco, it considers compliance with all Accounts Payable, whether with related (see Note 13) or third parties, within a period not exceeding 30 days.
Regarding the Libor rate and its discontinuity, at the end of December 2021 Arauco maintains 5.1% of its total debt at said rate and it is not estimated that the effect of its elimination will be material. Additionally, Arauco maintains interest rate derivatives for 98.5% of its Libor rate based debt.
Guarantees
As of the date of these consolidated financial statements, Arauco has financial assets of approximately MU.S.$ 47 that have been pledged to third parties (beneficiaries), as direct guarantee. If Arauco does not fulfill its obligations, the guarantors could execute the guarantees.
As of December 31, 2021, the total assets pledged as an indirect guarantee were MU.S.$ 362. In contrast to direct guarantees, indirect guarantees are given to secure obligations assumed by a third party.
On September 29, 2011, Arauco entered into a Security Agreement under which it granted a non-joint
guarantee limited to 50% of the obligations of the Uruguayan companies (joint ventures) Celulosa y Energía Punta Pereira S.A. and Zona Franca Punta Pereira S.A., under the IDB Facility Agreement in the amount of up to MU.S.$ 454 and the Finnevera Guaranteed Facility Agreement in the amount of up to MU.S.$ 900. Both loan agreements were signed with the International Development Bank. Such guarantee is included in the table below, under indirect guarantees.
Direct and indirect guarantees granted by Arauco:

DIRECT
Subsidiary	Guarantee	Assets Pledged	Currency	ThU.S.$	Guarantor
Celulosa Arauco y Constitución S.A.	Guarantee letter	—	Chilean Pesos	488	Directorate General of Maritime Territory and Merchant Marine
Celulosa Arauco y Constitución S.A.	Guarantee letter	—	Chilean Pesos	209	Directorate General of Maritime Territory and Merchant Marine
Celulosa Arauco y Constitución S.A.	Guarantee letter	—	Chilean Pesos	373	Railways
Celulosa Arauco y Constitución S.A.	Guarantee letter	—	Chilean Pesos	2,287	Ministry of Public Works (MOP)
Celulosa Arauco y Constitución S.A.	Guarantee letter	—	Chilean Pesos	230	Illustrious municipality of Arauco
Celulosa Arauco y Constitución S.A.	Guarantee letter	—	Chilean Pesos	15,377	Sociedad Concesionaria Autopista Costa Arauco S.A.
Arauco Forest Brasil S.A.	Mortgage Industrial Plant of Jaguariaíva of Arauco do Brasil	Property plant and equipment	Brazilian Real	27,473	BNDES
Arauco Forest Brasil S.A.	Endorsement of Arauco do Brasil	—	Brazilian Real	382	Bank Votorantim S.A.
Arauco Florestal Arapoti S.A.	Endorsement of Arauco do Brasil	—	Brazilian Real	431	Bank Votorantim S.A.

		Total		47,250

INDIRECT
Subsidiary	Guarantee	Assets Pledged	Currency	ThU.S.$	Guarantor
Celulosa Arauco y Constitución S.A.	Suretyship not supportive and cumulative	—	U.S. Dollar	92,105	Joint Ventures (Uruguay)
Celulosa Arauco y Constitución S.A.	Full Guarantee	—	U.S. Dollar	270,000	Arauco North America, Inc.
Celulosa Arauco y Constitución S.A.	Guarantee letter	—	Brazilian Real	206	Arauco Forest Brasil

		Total		362,311

23.10.3 Type of Risk: Market Risk – Exchange Rate
Description
Market risk arises from the probability of being affected by losses from fluctuations in currencies exchange rates in which assets and liabilities are denominated, in a functional currency other than the functional currency of Arauco.
Explanation of Currency Risk Exposure and How This Risk Arises
Arauco is exposed to the foreign currency risk from currency fluctuations arising from sales, purchases and obligations undertaken in foreign currencies, such as the Chilean Peso, Euro, Brazilian Real or other foreign currencies. In the case of significant exchange rate variations, the Chilean Peso is the currency that represents the main currency risk. See Note 11 for details assets and liabilities classified by currency.
Explanation of Risk Management Objectives, Policies and Processes, and Measurement Methods
Arauco performs sensitivity analyses to measure the effect of this variable on equity and net result.
Sensitivity analysis considers a variation of +/- 10% of the exchange rate over the Chilean Peso. This fluctuation range is considered possible given current market conditions as of the date of these financial statements. With all other variables at a constant rate, a U.S. Dollar exchange rate variation of +/- 10% in relation to the Chilean Peso would mean a change in the net income year after tax +/- 0.6% (equivalent to ThU.S.$ -/+ 5,675), and +/- 0.04% of equity (equivalent to ThU.S.$ -/+ 3,405).
Additionally, a sensitivity analysis is carried out assuming a variation of +/- 10% in the closing exchange rate on the Brazilian Real, which is considered a possible range of fluctuation given the market conditions as of the date of these financial statements. With all the other variables constant, a variation of +/- 10% in the exchange rate of the dollar on the Brazilian Real would mean a variation on the net income after tax +/- 0.21% (equivalent to ThU.S.$-/+$ 2,208) and a change on the equity of +/- 1.20% (equivalent to ThU.S. -/+$ 93,516).
23.10.4 Type of Risk: Market Risk – Interest rate risk
Description
Interest rate risk refers to the sensitivity of the value of financial assets and liabilities in terms of interest rate fluctuations.
Explanation of Interest Rate Risk Exposure and How This Risk Arises
Arauco is exposed to risks due to interest rate fluctuations for bonds issued, bank borrowings and financial instruments that bear interest at a variable rate.
Explanation of Risk Management Objectives, Policies and Processes, and Measurement Methods
Arauco completes its risk analysis by reviewing its exposure to changes in interest rates. As of December 31, 2021, 5.7% our financial debt accrues interest at variable rates. A change of +/- 10% in the interest rate is considered a possible range of fluctuation. Such market conditions would affect the income after tax at rate of +/- 0.005% (equivalent to ThU.S.$-/+ 49) and +/- 0.0004% (equivalent to ThU.S.$-/+ 29) on equity.

	December 2021 ThU.S.$	Total
Fixed rate	5,262,448	94.3%
Bonds issued	4,426,033
Bank borrowings and others (*)	673,111
Lease liabilities	163,304
Variable rate	318,845	5.7%
Bonds issued	—
Bank borrowings	318,845
Total	5,581,293	100.0%

	December 2020 ThU.S.$	Total
Fixed rate	5,631,837	90.9%
Bonds issued	4,707,944
Bank borrowings and others (*)	712,138
Lease liabilities	211,755
Variable rate	562,122	9.1%
Bonds issued	—
Bank borrowings	562,122
Total	6,193,959	100.0%

(*)	Includes variable rate bank borrowings changed by fixed rate swaps.
23.10.5 Type of Risk: Market Risk – Price of Pulp Risks
Description
Pulp prices are determined by world and regional market conditions. Prices fluctuate based on demand, production capacity, commercial strategies adopted by large-scale forestry companies, pulp and paper producers and by the availability of substitutes.
Explanation of Price Risk Exposure and How This Risk Arises
Pulp prices are reflected in revenue from sales and directly affect the net income for the period.
As of December 31, 2021, revenue due to pulp sales accounted for 44.1% of total sales. Pulp prices are fixed on a monthly basis in accordance with the market. Forward contracts or other financial instruments are not used for pulp sales.
Explanation of Risk Management Objectives, Policies and Processes, and Measurement Methods
This risk is approached in different ways. Arauco has a team of specialists who perform periodic market and competition analyses, providing tools to analyze and evaluate trends and adjust forecasts. Similarly, Arauco performs price financial sensitivity analysis in order to take the necessary safeguards to confront different scenarios in the best possible manner.
Sensitivity analysis considers a variation of +/- 10% in the average pulp price, a possible fluctuation range given current market conditions at the date of the closing balance. With all other variables constant, a variation of +/- 10% in the average pulp price would mean a variation of +/- 18.6% (equivalent to ThU.S.$-/+ 191,921) on the income for the year after tax and +/- 1.47% (equivalent to ThU.S.$ -/+ 115,153) on equity.